Education Loans (Table)	12 Months Ended
Dec. 31, 2017
Education Loan Portfolio by Program

The estimated weighted average life of education loans in our portfolio was approximately 7 years at both December 31, 2017 and 2016. The following table reflects the distribution of our education loan portfolio by program.

	December 31, 2017		Year Ended December 31, 2017
(Dollars in millions)	Ending Balance	% of Balance	Average Balance	Average Effective Interest Rate
FFELP Stafford and Other Education Loans, net(1)	$28,409	27%	$30,462	2.94%
FFELP Consolidation Loans, net	53,294	51	54,527	3.30
Private Education Loans, net	23,419	22	23,762	6.88
Total education loans, net	$105,122	100%	$108,751	3.98%

	December 31, 2016		Year Ended December 31, 2016
(Dollars in millions)	Ending Balance	% of Balance	Average Balance	Average Effective Interest Rate
FFELP Stafford and Other Education Loans, net(1)	$32,319	29%	$34,710	2.31%
FFELP Consolidation Loans, net	55,411	50	57,787	2.98
Private Education Loans, net	23,340	21	25,361	6.26
Total education loans, net	$111,070	100%	$117,858	3.49%

(1)	Primarily Stafford Loans, but also includes federally guaranteed PLUS and HEAL Loans.